Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

April 30, 2021

REI-QTLY-0621
1.800347.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 36.7%
	Shares	Value
FINANCIALS - 8.4%
Capital Markets - 0.7%
Brookfield Asset Management, Inc. (Canada) Class A	974,800	$44,435,621
Mortgage Real Estate Investment Trusts - 7.7%
AGNC Investment Corp.	5,331,932	95,601,541
Broadmark Realty Capital, Inc.	1,388,400	14,966,952
Capstead Mortgage Corp.	1,229,200	7,965,216
Chimera Investment Corp.	1,056,000	13,875,840
Colony NorthStar Credit Real Estate, Inc.	652,897	5,673,675
Dynex Capital, Inc. (a)	2,072,262	41,859,692
Ellington Financial LLC	1,548,275	27,776,054
Ellington Residential Mortgage REIT	430,700	5,357,908
Great Ajax Corp. (a)	1,663,364	20,309,674
MFA Financial, Inc.	21,970,941	96,672,140
New Residential Investment Corp.	12,584,699	134,907,973
Redwood Trust, Inc.	1,127,752	12,529,325
		477,495,990

TOTAL FINANCIALS		521,931,611

INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Willscot Mobile Mini Holdings (b)	461,400	13,505,178
REAL ESTATE - 28.1%
Equity Real Estate Investment Trusts (REITs) - 27.9%
Acadia Realty Trust (SBI)	3,436,126	71,780,672
American Homes 4 Rent Class A	791,300	29,309,752
American Tower Corp.	885,700	225,649,767
Apartment Income (REIT) Corp.	2,016,940	91,064,841
Apartment Investment & Management Co. Class A	1,719,740	11,934,996
AvalonBay Communities, Inc.	101,200	19,430,400
Colony Capital, Inc. (c)	4,535,755	31,750,285
Crown Castle International Corp.	502,310	94,966,729
Digital Realty Trust, Inc.	610,600	94,221,686
Douglas Emmett, Inc.	548,100	18,383,274
Easterly Government Properties, Inc.	1,276,400	27,353,252
Equinix, Inc.	105,500	76,040,180
Equity Lifestyle Properties, Inc.	3,060,596	212,405,362
Equity Residential (SBI)	73,200	5,433,636
Extra Space Storage, Inc.	133,900	19,909,591
Gaming & Leisure Properties	534,446	24,846,395
Healthcare Trust of America, Inc.	1,143,060	33,571,672
Invitation Homes, Inc.	397,200	13,925,832
iStar Financial, Inc. (a)(c)	4,007,713	74,182,768
Lamar Advertising Co. Class A	399,100	39,526,864
Lexington Corporate Properties Trust	6,634,874	81,210,858
Mid-America Apartment Communities, Inc.	1,050,006	165,197,444
Monmouth Real Estate Investment Corp. Class A	2,018,169	37,295,763
NexPoint Residential Trust, Inc.	279,400	14,014,704
Public Storage	65,300	18,359,748
Retail Value, Inc.	274,131	5,107,061
Sabra Health Care REIT, Inc.	1,554,475	28,244,811
Safehold, Inc.	75,505	5,338,959
SITE Centers Corp.	1,602,638	23,638,911
Terreno Realty Corp.	371,028	23,938,727
UMH Properties, Inc.	433,623	9,335,903
Ventas, Inc.	1,063,786	58,997,572
Washington REIT (SBI)	1,337,247	31,050,875
Weyerhaeuser Co.	559,700	21,699,569
		1,739,118,859
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	141,800	12,081,360

TOTAL REAL ESTATE		1,751,200,219

TOTAL COMMON STOCKS
(Cost $1,816,942,046)		2,286,637,008

Preferred Stocks - 22.9%
Convertible Preferred Stocks - 1.0%
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts - 0.4%
Great Ajax Corp. 7.25%	611,442	15,622,343
Ready Capital Corp. 7.00%	404,062	10,505,612
		26,127,955
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Braemar Hotels & Resorts, Inc. 5.50%	98,091	2,204,105
Lexington Corporate Properties Trust Series C, 6.50%	440,102	25,933,807
RLJ Lodging Trust Series A, 1.95%	31,585	881,537
Wheeler REIT, Inc. 8.75% (b)	244,235	4,419,290
		33,438,739
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (d)(e)	189,650	5,120,550
TOTAL REAL ESTATE		38,559,289

TOTAL CONVERTIBLE PREFERRED STOCKS		64,687,244

Nonconvertible Preferred Stocks - 21.9%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Partners LP:
7.95% (d)	328,262	7,976,767
Series B, 7.875% (d)	256,314	6,192,546
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949% (d)(e)	498,275	10,483,706
Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (d)(e)	111,400	2,216,860
Energy Transfer LP 7.60% (d)	525,651	12,773,319
Global Partners LP:
9.75% (d)	161,507	4,451,133
Series B, 9.50%	67,800	1,819,752
		45,914,083
FINANCIALS - 13.3%
Mortgage Real Estate Investment Trusts - 13.1%
Acres Commercial Realty Corp. 8.625% (d)	236,708	5,949,395
AG Mortgage Investment Trust, Inc.:
8.00%	611,362	15,039,505
8.25%	38,510	955,048
Series C, 8.00% (d)	638,138	15,070,267
AGNC Investment Corp.:
6.125% (d)	653,900	15,719,756
6.875% (d)	874,072	22,201,429
Series C, 7.00% (d)	958,602	24,616,899
Series E, 6.50% (d)	1,469,083	36,844,749
Annaly Capital Management, Inc.:
6.75% (d)	535,092	13,885,637
Series F, 6.95% (d)	2,150,033	54,481,836
Series G, 6.50% (d)	1,329,790	33,444,219
Arbor Realty Trust, Inc.:
Series A, 8.25%	186,964	4,871,459
Series B, 7.75%	237,325	6,150,277
Series C, 8.50%	98,875	2,601,401
Arlington Asset Investment Corp.:
6.625%	240,823	6,116,904
8.25% (d)	147,125	3,589,114
Armour Residential REIT, Inc. Series C 7.00%	102,500	2,592,225
Capstead Mortgage Corp. Series E, 7.50%	488,533	12,311,032
Cherry Hill Mortgage Investment Corp.:
8.25% (d)	245,925	6,264,816
Series A, 8.20%	248,750	6,455,063
Chimera Investment Corp.:
8.00% (d)	1,018,131	25,025,660
Series A, 8.00%	202,500	5,167,800
Series B, 8.00% (d)	2,133,504	53,102,915
Series C, 7.75% (d)	2,359,586	56,889,618
Dynex Capital, Inc. Series C 6.90% (d)	372,483	9,498,317
Ellington Financial LLC 6.75% (d)	368,770	9,403,635
Invesco Mortgage Capital, Inc.:
7.50% (d)	1,792,689	43,024,536
Series A, 7.75%	261,967	6,496,782
Series B, 7.75% (d)	1,134,733	27,800,959
MFA Financial, Inc.:
6.50% (d)	1,252,051	28,571,804
Series B, 7.50%	609,332	14,928,634
New Residential Investment Corp.:
7.125% (d)	1,524,162	36,991,412
Series A, 7.50% (d)	964,527	24,128,415
Series C, 6.375% (d)	1,257,554	28,571,627
New York Mortgage Trust, Inc.:
Series B, 7.75%	281,092	6,864,267
Series C, 7.875%	317,125	7,852,015
Series D, 8.00% (d)	317,918	7,796,939
PennyMac Mortgage Investment Trust:
8.125% (d)	414,254	10,700,595
Series B, 8.00% (d)	750,508	19,603,269
Ready Capital Corp.:
5.75%	120,000	3,100,800
Series B, 8.625%	235,600	5,988,952
Series C, 6.20%	378,550	9,834,729
Two Harbors Investment Corp.:
Series A, 8.125% (d)	697,850	18,234,821
Series B, 7.625% (d)	1,483,255	36,933,050
Series C, 7.25% (d)	1,362,415	33,120,309
		818,792,891
Real Estate Management & Development - 0.2%
Brookfield Properties Corp. Series EE, 5.10% (d)	679,025	12,346,914
TOTAL FINANCIALS		831,139,805
REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.7%
American Finance Trust, Inc.:
7.50%	874,787	22,831,941
Series C 7.375%	379,839	9,769,459
American Homes 4 Rent:
6.25%	98,905	2,692,194
Series D, 6.50%	189,633	4,816,716
Series E, 6.35%	250,075	6,339,401
Series F, 5.875%	248,009	6,542,477
Series G, 5.875%	199,750	5,269,405
Armada Hoffler Properties, Inc. 6.75%	196,750	5,292,575
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	190,073	4,466,716
Series F, 7.375%	327,400	7,685,715
Series G, 7.375%	238,068	5,523,178
Series H, 7.50%	231,565	5,372,308
Series I, 7.50%	323,909	7,498,493
Bluerock Residential Growth (REIT), Inc.:
Series C, 7.625%	252,994	6,456,407
Series D, 7.125%	168,100	4,257,973
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	4,395,470
Cedar Realty Trust, Inc.:
Series B, 7.25%	181,872	4,612,274
Series C, 6.50%	291,600	7,336,656
Centerspace Series C, 6.625%	317,300	8,314,466
City Office REIT, Inc. Series A, 6.625%	178,475	4,615,364
Colony Capital, Inc.:
Series G, 7.50%	583,284	14,713,339
Series H, 7.125%	829,083	20,718,784
Series I, 7.15%	914,492	23,054,343
Series J, 7.15%	1,171,408	29,285,200
DiamondRock Hospitality Co. 8.25%	195,100	5,556,448
Digital Realty Trust, Inc. Series C, 6.625%	83,050	2,092,030
Farmland Partners, Inc. Series B, 6.00%	623,150	16,270,447
Gladstone Commercial Corp.:
6.625%	98,875	2,589,536
Series D, 7.00%	532,775	13,474,999
Gladstone Land Corp. Series D, 5.00%	30,000	780,600
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,992,947
Global Net Lease, Inc.:
Series A, 7.25%	531,595	14,193,587
Series B 6.875%	294,000	7,805,729
Healthcare Trust, Inc. Series A 7.375%	128,500	3,247,195
Hersha Hospitality Trust:
Series C, 6.875%	49,450	1,196,196
Series D, 6.50%	197,750	4,655,035
iStar Financial, Inc.:
Series D, 8.00%	340,621	8,758,728
Series G, 7.65%	386,473	9,932,395
Series I, 7.50%	552,696	14,408,785
Monmouth Real Estate Investment Corp. Series C, 6.125%	342,800	8,779,108
National Storage Affiliates Trust Series A, 6.00%	91,575	2,439,558
Office Properties Income Trust 5.875%	200,225	5,045,670
Pebblebrook Hotel Trust:
6.30%	269,997	6,803,924
6.375%	371,094	9,507,428
Series C, 6.50%	232,046	5,859,162
Series D, 6.375%	369,760	9,336,440
Pennsylvania (REIT):
Series B, 7.375%	99,385	922,790
Series C, 7.20%	50,325	471,042
Series D, 6.875%	150,100	1,433,455
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,592,685
Prologis (REIT), Inc. Series Q, 8.54%	93,396	6,388,286
PS Business Parks, Inc. Series Z 4.875%	52,000	1,408,160
QTS Realty Trust, Inc. Series A, 7.125%	29,675	835,055
Rexford Industrial Realty, Inc.:
Series A, 5.875%	133,500	3,385,560
Series B, 5.875%	78,600	2,082,114
Series C, 5.625%	68,225	1,878,917
Saul Centers, Inc.:
Series D, 6.125%	82,775	2,172,844
Series E, 6.00%	76,841	2,034,750
Seritage Growth Properties Series A, 7.00%	91,986	2,111,079
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	1,201,758
Series C, 7.875%	107,000	1,872,500
Spirit Realty Capital, Inc. Series A, 6.00%	94,125	2,520,668
Summit Hotel Properties, Inc.:
Series D, 6.45%	216,857	5,609,375
Series E, 6.25%	300,802	7,850,932
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	41,525	1,056,396
Series F, 6.45%	83,050	2,121,928
UMH Properties, Inc.:
Series C, 6.75%	430,965	11,243,877
Series D, 6.375%	513,725	13,207,870
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	281,325	7,390,408
Series K 5.875%	69,225	1,795,697
VEREIT, Inc. Series F, 6.70%	672,084	17,084,375
		481,259,322
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75%	43,000	1,021,250
6.50%	34,125	876,330
Landmark Infrastructure Partners LP Series B, 7.90%	116,375	2,961,744
		4,859,324
TOTAL REAL ESTATE		486,118,646
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35% (d)	182,825	3,778,021

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,366,950,555

TOTAL PREFERRED STOCKS
(Cost $1,389,438,814)		1,431,637,799
	Principal Amount	Value

Corporate Bonds - 15.6%
Convertible Bonds - 5.3%
FINANCIALS - 4.9%
Mortgage Real Estate Investment Trusts - 4.9%
Arbor Realty Trust, Inc. 4.75% 11/1/22	19,326,000	20,606,348
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	3,856,000	3,967,053
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (f)	6,694,000	6,447,159
6.375% 10/1/23	10,099,000	9,695,040
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	15,629,000	16,947,697
MFA Financial, Inc. 6.25% 6/15/24	25,352,000	25,519,677
New York Mortgage Trust, Inc. 6.25% 1/15/22	2,472,000	2,512,170
PennyMac Corp.:
5.5% 11/1/24	34,434,000	34,778,340
5.5% 3/15/26 (f)	2,000,000	2,052,500
Redwood Trust, Inc.:
4.75% 8/15/23	14,195,000	14,248,941
5.625% 7/15/24	58,258,000	58,770,670
RWT Holdings, Inc. 5.75% 10/1/25	38,299,000	38,444,536
Two Harbors Investment Corp. 6.25% 1/15/26	18,400,000	20,631,920
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	54,686,000	50,242,763
		304,864,814
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Colony Capital, Inc. 5% 4/15/23	25,791,000	26,425,940

TOTAL CONVERTIBLE BONDS		331,290,754

Nonconvertible Bonds - 10.3%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/28 (f)	14,000,000	14,413,840
CONSUMER DISCRETIONARY - 2.5%
Hotels, Restaurants & Leisure - 0.2%
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	3,955,000	4,132,975
Times Square Hotel Trust 8.528% 8/1/26 (f)	4,702,313	5,127,795
		9,260,770
Household Durables - 2.3%
Adams Homes, Inc. 7.5% 2/15/25 (f)	9,530,000	9,982,675
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (f)	9,925,000	10,644,563
6.75% 8/1/25 (f)	26,458,000	27,549,393
9.875% 4/1/27 (f)	21,220,000	24,111,225
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (f)	1,590,000	1,588,013
6.25% 9/15/27 (f)	8,533,000	9,044,980
Century Communities, Inc. 6.75% 6/1/27	6,230,000	6,703,636
LGI Homes, Inc. 6.875% 7/15/26 (f)	19,116,000	19,880,640
M/I Homes, Inc. 5.625% 8/1/25	10,842,000	11,194,365
New Home Co., Inc. 7.25% 10/15/25 (f)	8,180,000	8,596,117
Picasso Finance Sub, Inc. 6.125% 6/15/25 (f)	3,600,000	3,829,500
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	12,317,350
		145,442,457
TOTAL CONSUMER DISCRETIONARY		154,703,227
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (f)	7,750,000	7,972,425
8.5% 10/30/25 (f)	1,682,000	1,784,989
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,955,000	4,228,093
		13,985,507
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27 (f)	5,000,000	5,100,000
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Sabra Health Care LP:
3.9% 10/15/29	989,000	1,028,579
4.8% 6/1/24	7,475,000	8,198,072
5.125% 8/15/26	20,264,000	22,778,815
		32,005,466
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (f)	4,250,000	4,335,723
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 4.3%
CBL & Associates LP:
4.6% 10/15/24 (g)	18,229,000	10,481,675
5.25% 12/1/23 (g)	11,371,000	6,580,966
5.95% 12/15/26 (g)	10,317,000	5,932,275
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	6,992,000	7,198,963
ESH Hospitality, Inc. 5.25% 5/1/25 (f)	2,154,000	2,197,726
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (f)	5,075,000	5,024,431
iStar Financial, Inc.:
4.25% 8/1/25	16,925,000	17,151,795
4.75% 10/1/24	25,920,000	27,021,600
5.5% 2/15/26	16,985,000	17,579,475
Office Properties Income Trust:
4.15% 2/1/22	11,045,000	11,272,204
4.25% 5/15/24	4,974,000	5,250,101
4.5% 2/1/25	21,056,000	22,564,388
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,434,000	2,687,930
4.95% 4/1/24	2,866,000	3,124,401
Senior Housing Properties Trust:
4.75% 5/1/24	44,393,000	45,835,773
4.75% 2/15/28	9,933,000	9,933,000
6.75% 12/15/21	7,910,000	7,957,460
9.75% 6/15/25	21,500,000	24,080,000
Service Properties Trust:
4.65% 3/15/24	3,500,000	3,526,250
5% 8/15/22	3,141,000	3,181,770
7.5% 9/15/25	7,950,000	9,010,623
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (f)	10,000,000	9,940,350
Uniti Group, Inc. 7.875% 2/15/25 (f)	5,000,000	5,387,500
VEREIT Operating Partnership LP 4.875% 6/1/26	436,000	505,025
XHR LP 6.375% 8/15/25 (f)	4,250,000	4,499,688
		267,925,369
Real Estate Management & Development - 2.4%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (f)	1,000,000	1,070,000
Five Point Operation Co. LP 7.875% 11/15/25 (f)	18,463,000	19,524,623
Forestar Group, Inc.:
3.85% 5/15/26 (f)	9,000,000	9,094,050
5% 3/1/28 (f)	7,000,000	7,262,500
8% 4/15/24 (f)	20,132,000	20,949,359
Greystar Real Estate Partners 5.75% 12/1/25 (f)	13,480,000	13,884,400
Howard Hughes Corp.:
4.125% 2/1/29 (f)	10,000,000	9,900,000
5.375% 8/1/28 (f)	7,655,000	8,098,990
Kennedy-Wilson, Inc. 4.75% 3/1/29	20,000,000	20,675,000
Mack-Cali Realty LP:
3.15% 5/15/23	10,000	10,176
4.5% 4/18/22	517,000	522,172
Mattamy Group Corp. 5.25% 12/15/27 (f)	13,411,000	14,048,023
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (f)	3,025,000	3,304,813
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27 (f)	1,798,000	2,040,730
6.625% 7/15/27 (f)	4,573,000	4,938,840
Washington Prime Group LP 6.45% 8/15/24	23,181,000	14,388,447
		149,712,123
TOTAL REAL ESTATE		417,637,492

TOTAL NONCONVERTIBLE BONDS		642,181,255

TOTAL CORPORATE BONDS
(Cost $955,486,354)		973,472,009

Asset-Backed Securities - 1.6%
American Homes 4 Rent:
Series 2015-SFR1 Class F, 5.885% 4/17/52 (f)	2,000,000	2,165,734
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (f)	8,259,000	9,086,233
Class XS, 0% 10/17/52 (d)(f)(h)(i)	4,608,103	46
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(f)(i)	2,250,000	225
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	370,694	348,359
DataBank Issuer, LLC Series 2021-1A Class C, 4.43% 2/27/51 (f)	2,300,000	2,339,811
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.0638% 2/22/36 (d)(e)(f)	2,142,000	2,094,199
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)	452,641	463,925
Series 1997-3 Class M1, 7.53% 3/15/28	3,492,827	3,535,749
Home Partners of America Trust:
Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 3.654% 7/17/34 (d)(e)(f)	6,318,500	6,316,993
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.466% 7/17/37 (d)(e)(f)	3,896,000	3,896,141
Series 2019-2 Class F, 3.866% 10/19/39 (f)	2,918,252	2,878,999
Kref Ltd. Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 2.6656% 6/15/36 (d)(e)(f)	2,560,000	2,559,994
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	543,015	457,491
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (d)	1,128,193	1,171,057
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (f)	3,073,000	3,105,602
Series 2018-SFR2 Class F, 4.953% 8/17/35 (f)	5,083,000	5,113,563
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (f)	3,412,000	3,456,302
Class G, 5.618% 10/17/35 (f)	4,000,000	4,049,935
Series 2019-SFR1 Class F, 5.061% 8/17/35 (f)	3,000,000	3,093,469
Series 2019-SFR2 Class F, 4.837% 5/17/36 (f)	3,902,000	3,794,147
Series 2020-SFR1 Class H, 5.268% 4/17/37 (f)	3,633,000	3,692,558
Series 2021-SFR2 Class H, 4.998% 4/19/38 (f)	8,467,000	8,481,725
Series 2021-SFR3 Class G, 4.254% 5/17/26 (f)	7,492,000	7,507,101
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 2.8451% 2/5/36 (d)(e)(f)(i)	4,926,579	369
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (f)	8,442,000	8,585,983
Series 2017-SFR2 Class F, 5.104% 1/17/36 (f)	3,785,000	3,918,983
Series 2018-SFR1 Class F, 4.96% 5/17/37 (f)	8,282,000	8,706,840
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (f)	1,354,000	1,399,526
TOTAL ASSET-BACKED SECURITIES
(Cost $104,025,287)		102,221,059

Collateralized Mortgage Obligations - 0.0%
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.5405% 2/25/42 (d)(f)	31,696	8,609
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.5296% 6/25/43 (d)(f)	55,987	31,708

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $69,101)		40,317

Commercial Mortgage Securities - 11.2%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.115% 4/15/34 (d)(e)(f)	3,384,000	3,383,999
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.215% 4/15/35 (d)(e)(f)	3,000,000	2,848,646
BAMLL Commercial Mortgage Securities Trust floater Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 2.115% 3/15/34 (d)(e)(f)	7,168,000	7,104,785
BANK:
Series 2017-BNK8 Class E, 2.8% 11/15/50 (f)	11,374,393	7,982,605
Series 2018-BN12 Class D, 3% 5/15/61 (f)	1,682,000	1,452,051
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(f)	3,427,000	3,276,212
Class 225E, 3.4041% 12/15/62 (d)(f)	5,141,000	4,618,100
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (d)(f)	11,379,000	11,023,330
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.515% 6/15/35 (d)(e)(f)	1,500,000	1,435,344
BX Commercial Mortgage Trust floater:
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.115% 11/15/32 (d)(e)(f)	6,426,000	6,415,944
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.615% 12/15/36 (d)(e)(f)	6,000,836	5,997,235
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.165% 11/15/35 (d)(e)(f)	3,281,600	3,279,548
Class H, 1 month U.S. LIBOR + 3.000% 3.115% 11/15/35 (d)(e)(f)	6,206,900	6,219,021
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3516% 10/15/36 (d)(e)(f)	2,500,000	2,424,840
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.715% 4/15/34 (d)(e)(f)	5,181,000	4,947,465
Series 2019-XL Class G, 1 month U.S. LIBOR + 2.300% 2.415% 10/15/36 (d)(e)(f)	2,421,816	2,420,357
Series 2019-OC11 Class E, 4.0755% 12/9/41 (d)(f)	20,085,000	20,351,689
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(f)	4,099,000	3,877,140
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.365% 12/15/37 (d)(e)(f)	7,428,000	7,432,632
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (f)	3,353,000	2,769,693
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.365% 7/15/30 (d)(e)(f)	6,131,000	5,800,922
Class E, 1 month U.S. LIBOR + 3.870% 3.9865% 7/15/30 (d)(e)(f)	6,666,000	6,023,662
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 2.7232% 6/15/34 (d)(e)(f)	1,491,153	1,347,456
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3529% 9/10/46 (d)(f)	5,254,000	5,305,395
Series 2016-C3 Class D, 3% 11/15/49 (f)	7,010,000	5,525,886
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.165% 9/15/33 (d)(e)(f)	4,265,000	3,831,919
Class G, 1 month U.S. LIBOR + 5.050% 5.1713% 9/15/33 (d)(e)(f)	4,265,000	3,462,122
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)(i)	4,741,000	3,208,776
Series 2012-CR1:
Class D, 5.5327% 5/15/45 (d)(f)	5,550,000	4,476,408
Class G, 2.462% 5/15/45 (f)(i)	6,346,000	1,573,847
Series 2012-LC4 Class C, 5.7188% 12/10/44 (d)	1,978,000	1,933,968
Series 2013-CR10 Class D, 4.9486% 8/10/46 (d)(f)	4,544,000	4,576,308
Series 2013-LC6 Class D, 4.4534% 1/10/46 (d)(f)	8,301,000	8,031,652
Series 2014-CR17 Class E, 5.0082% 5/10/47 (d)(f)(i)	3,098,000	2,223,628
Series 2014-UBS2 Class D, 5.1619% 3/10/47 (d)(f)	3,713,000	3,152,644
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	2,769,000	2,588,480
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	2,769,000	2,582,379
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.9917% 8/15/45 (d)(f)	4,500,000	4,225,340
Class E, 4.9917% 8/15/45 (d)(f)	8,000,000	6,333,878
Class F, 4.25% 8/15/45 (f)	2,000,000	1,267,232
Credit Suisse Mortgage Trust floater Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.715% 1/15/34 (d)(e)(f)	7,788,000	7,685,439
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 3.61% 4/15/36 (d)(e)(f)	4,844,000	4,843,990
Class G, 1 month U.S. LIBOR + 4.500% 4.61% 4/15/36 (d)(e)(f)	2,787,000	2,786,991
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.6087% 6/15/50 (d)(f)	4,297,000	3,592,277
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (d)(f)	7,129,000	6,916,427
Series 2017-CX9 Class D, 4.2854% 9/15/50 (d)(f)	2,539,000	2,022,842
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.465% 7/15/32 (d)(e)(f)	6,000,000	5,124,945
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (d)(f)	10,732,000	10,880,254
DBUBS Mortgage Trust:
Series 2011-LC1A Class G, 4.652% 11/10/46 (f)	12,222,000	11,866,213
Series 2011-LC3A Class D, 5.517% 8/10/44 (d)(f)	3,945,000	3,864,079
Freddie Mac Series KAIV Class X2, 3.5908% 6/25/41 (d)(h)	7,430,000	697
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0638% 11/21/35 (d)(e)(f)	2,500,000	2,484,190
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class F, 1 month U.S. LIBOR + 2.200% 2.315% 6/15/36 (d)(e)(f)	2,000,000	1,764,441
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 2.715% 7/15/35 (d)(e)(f)	3,808,000	3,390,345
Series 2011-GC5:
Class C, 5.4781% 8/10/44 (d)(f)	8,899,000	7,386,697
Class D, 5.4781% 8/10/44 (d)(f)	2,733,635	1,666,506
Class E, 5.4781% 8/10/44 (d)(f)(i)	8,138,000	4,538,970
Class F, 4.5% 8/10/44 (f)(i)	7,897,000	710,730
Series 2012-GC6:
Class C, 5.8425% 1/10/45 (d)(f)	3,560,000	3,540,715
Class D, 5.8425% 1/10/45 (d)(f)	6,590,000	6,192,734
Class E, 5% 1/10/45 (d)(f)	7,432,000	5,702,178
Series 2012-GCJ7 Class D, 5.8062% 5/10/45 (d)(f)	3,232,000	2,988,677
Series 2012-GCJ9:
Class D, 4.8959% 11/10/45 (d)(f)	5,503,000	5,384,301
Class E, 4.8959% 11/10/45 (d)(f)	1,908,000	1,614,263
Series 2013-GC16:
Class D, 5.4877% 11/10/46 (d)(f)	3,708,000	3,705,294
Class F, 3.5% 11/10/46 (f)	7,221,000	5,385,994
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.814% 11/21/35 (d)(e)(f)	20,000,000	20,009,548
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(f)	9,440,000	9,340,565
Series 2016-SFP Class F, 6.1552% 11/5/35 (f)	7,257,000	7,311,898
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (d)(f)	9,213,000	9,351,124
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9646% 6/15/34 (d)(e)(f)	2,752,375	2,735,099
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (f)	2,896,000	2,848,783
JP Morgan Chase Commercial Mortgage Securities Trust:
floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.715% 6/15/32 (d)(e)(f)	4,800,000	4,801,461
Class E, 1 month U.S. LIBOR + 3.000% 3.115% 6/15/35 (d)(e)(f)	1,328,800	1,329,619
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (f)	2,000,000	1,977,327
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	8,640,000	6,925,573
Series 2014-C26 Class D, 4.0205% 1/15/48 (d)(f)	3,398,000	3,336,325
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5553% 12/15/49 (d)(f)	10,126,000	8,609,736
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2143% 12/15/49 (d)(f)	4,388,000	3,749,741
Series 2018-C8 Class D, 3.401% 6/15/51 (d)(f)	1,698,000	1,445,870
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.7055% 2/15/46 (d)(f)	13,774,000	4,078,349
Class G, 4.409% 2/15/46 (d)(f)(i)	4,671,000	753,193
Class H, 4.409% 2/15/46 (d)(f)(i)	7,077,000	338,823
Series 2011-C4 Class F, 3.873% 7/15/46 (f)	1,400,000	1,393,296
Series 2012-CBX:
Class C, 5.2616% 6/15/45 (d)	4,479,000	4,025,249
Class E, 5.2616% 6/15/45 (d)(f)	5,892,000	2,666,032
Class F, 4% 6/15/45 (f)(i)	8,192,000	2,418,333
Class G 4% 6/15/45 (f)(i)	4,044,000	800,346
Series 2013-LC11:
Class D, 4.3056% 4/15/46 (d)	7,722,000	5,743,918
Class E, 3.25% 4/15/46 (d)(f)	472,000	280,562
Class F, 3.25% 4/15/46 (d)(f)(i)	2,518,000	1,168,629
Series 2014-DSTY Class E, 3.9314% 6/10/27 (d)(f)	8,161,000	401,922
Series 2018-AON Class F, 4.767% 7/5/31 (d)(f)	5,039,000	5,037,199
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.065% 3/15/38 (d)(e)(f)	12,453,000	12,449,259
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 3.351% 4/15/38 (d)(e)(f)	14,700,000	14,704,376
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.7587% 11/15/45 (d)(f)	2,000,000	1,983,728
Series 2012-C6, Class F, 4.7587% 11/15/45 (d)(f)(i)	2,500,000	1,765,111
Series 2013-C12 Class D, 4.9214% 10/15/46 (d)(f)	7,164,000	5,777,656
Series 2013-C13:
Class D, 5.0611% 11/15/46 (d)(f)	6,218,000	5,649,896
Class E, 5.0611% 11/15/46 (d)(f)	3,341,000	2,557,696
Series 2013-C9:
Class C, 4.1604% 5/15/46 (d)	3,302,000	3,371,972
Class D, 4.2484% 5/15/46 (d)(f)	5,137,000	4,621,054
Series 2016-C30 Class D, 3% 9/15/49 (f)	2,726,000	1,966,626
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	96,405	97,596
Series 2011-C2:
Class D, 5.5112% 6/15/44 (d)(f)	5,387,000	4,818,802
Class F, 5.5112% 6/15/44 (d)(f)	4,440,000	2,588,321
Class XB, 0.3364% 6/15/44 (d)(f)(h)	55,720,499	358,996
Series 2011-C3:
Class D, 5.4338% 7/15/49 (d)(f)	7,317,000	6,654,878
Class E, 5.4338% 7/15/49 (d)(f)	3,456,000	2,799,848
Class F, 5.4338% 7/15/49 (d)(f)(i)	5,624,050	3,547,809
Class G, 5.4338% 7/15/49 (d)(f)(i)	5,049,500	1,830,177
Series 2012-C4 Class D, 5.5989% 3/15/45 (d)(f)	6,310,000	4,985,234
Series 2015-MS1 Class D, 4.1656% 5/15/48 (d)(f)	10,833,000	9,649,691
Series 2015-UBS8 Class D, 3.18% 12/15/48 (f)	3,051,000	1,743,315
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	2,966,000	2,429,847
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0415% 8/15/24 (d)(e)(f)	2,860,749	2,761,078
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.365% 8/15/34 (d)(e)(f)	10,881,193	10,915,207
MRCD Series 2019-PARK:
Class G, 2.7175% 12/15/36 (f)	2,000,000	1,916,077
Class J, 4.25% 12/15/36 (f)	13,468,000	13,021,401
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.265% 10/15/37 (d)(e)(f)	5,061,000	5,054,730
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(f)	1,500,000	1,155,376
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8646% 6/15/35 (d)(e)(f)	1,743,000	1,658,743
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8646% 6/15/35 (d)(e)(f)	651,000	617,337
Series 2019-1776:
Class E, 3.9017% 10/15/36 (f)	4,000,000	3,934,980
Class F, 4.2988% 10/15/36 (f)	3,454,000	3,298,363
Series 2020-2PAC Class AMZ3, 3.6167% 1/15/37 (d)(f)	2,502,675	2,512,007
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (f)	1,000,000	1,016,412
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	3,543,207	4,067,978
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.0061% 3/25/34 (d)(e)(f)	3,401,000	3,222,257
SFO Commercial Mortgage Trust floater Series 2021-555 Class E, 1 month U.S. LIBOR + 2.900% 3.01% 5/15/38 (d)(e)(f)	4,600,000	4,600,000
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/37 (d)(f)	5,000,000	4,758,101
TTAN floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.450% 2.51% 3/15/38 (d)(e)(f)	9,000,000	8,999,991
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7543% 5/10/45 (d)(f)	2,296,000	2,077,287
Class E, 5% 5/10/45 (d)(f)(i)	6,268,000	3,764,442
Class F, 5% 5/10/45 (d)(f)(i)	2,221,350	325,167
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (d)(f)	2,143,000	1,295,628
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1:
Class B, 6.2518% 1/10/45 (d)(f)	2,966,000	3,014,259
Class C, 6.2518% 1/10/45 (d)(f)	4,746,000	4,613,301
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.11% 7/15/39 (d)(e)(f)	800,000	802,246
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.01% 7/15/39 (d)(e)(f)	3,200,000	3,209,176
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8246% 1/15/35 (d)(e)(f)	3,250,000	3,205,252
Series 2012-LC5:
Class D, 4.9164% 10/15/45 (d)(f)	12,819,000	13,100,794
Class E, 4.9164% 10/15/45 (d)(f)	8,347,000	8,224,047
Class F, 4.9164% 10/15/45 (d)(f)	2,000,000	1,599,716
Series 2016-BNK1 Class D, 3% 8/15/49 (f)	6,979,000	4,675,601
Series 2016-C35 Class D, 3.142% 7/15/48 (f)	13,073,000	10,667,490
Series 2016-NXS6 Class D, 3.059% 11/15/49 (f)	5,037,000	4,108,896
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (i)	3,955,000	319,115
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	4,845,000	4,829,094
Class D, 5.7535% 3/15/44 (d)(f)	2,000,000	1,077,957
Class E, 5% 3/15/44 (f)	2,966,000	425,038
Series 2011-C5:
Class E, 5.8485% 11/15/44 (d)(f)	5,097,000	4,988,342
Class F, 5.25% 11/15/44 (d)(f)	3,500,000	3,022,209
Class G, 5.25% 11/15/44 (d)(f)	2,000,000	1,655,081
Series 2012-C7:
Class D, 4.9578% 6/15/45 (d)(f)(i)	2,380,000	841,245
Class F, 4.5% 6/15/45 (f)(i)	2,000,000	100,008
Series 2012-C8 Class E, 5.0469% 8/15/45 (d)(f)	2,889,500	2,294,149
Series 2013-C11:
Class D, 4.3968% 3/15/45 (d)(f)	5,765,000	5,641,419
Class E, 4.3968% 3/15/45 (d)(f)	4,727,000	3,979,162
Series 2013-C13 Class D, 4.2768% 5/15/45 (d)(f)	3,955,000	3,887,445
Series 2013-C16 Class D, 5.172% 9/15/46 (d)(f)	3,686,000	3,388,164
Series 2013-UBS1 Class D, 5.2076% 3/15/46 (d)(f)	4,538,000	4,389,946
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(f)	6,725,000	5,813,705
Class PR2, 3.6332% 6/5/35 (d)(f)	2,541,000	1,990,613
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $761,367,265)		698,839,167

Bank Loan Obligations - 3.2%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 12/22/24 (d)(e)(j)	7,876,317	7,784,716
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (d)(e)(j)	25,488,539	24,357,612
		32,142,328
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (d)(e)(j)	5,838,656	5,303,426
Oil, Gas & Consumable Fuels - 0.3%
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (d)(e)(j)	18,500,200	18,459,685

TOTAL ENERGY		23,763,111

FINANCIALS - 0.7%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6866% 9/30/24 (d)(e)(j)	5,052,525	5,043,834
Diversified Financial Services - 0.6%
Agellan Portfolio 9% 8/7/25 (d)(i)(j)	6,611,000	6,677,110
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (d)(e)(i)(j)	29,640,000	29,714,100
		36,391,210

TOTAL FINANCIALS		41,435,044

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (d)(e)(j)	8,302,294	8,250,405
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.2%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8624% 6/28/23 (d)(e)(j)	13,038,214	13,005,618
Real Estate Management & Development - 0.7%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (d)(e)(i)(j)	8,505,984	8,527,249
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 8/21/25 (d)(e)(j)	29,294,403	28,580,498
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (d)(e)(j)	9,379,338	7,349,087
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (d)(e)(j)	529,009	414,500
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (d)(e)(j)	894,845	886,639
		45,757,973

TOTAL REAL ESTATE		58,763,591

UTILITIES - 0.6%
Electric Utilities - 0.5%
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (d)(e)(j)	5,585,492	5,565,720
Green Energy Partners/Stonewall LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (d)(e)(j)	10,791,343	10,087,207
Tranche B 2LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (d)(e)(j)	1,905,570	1,781,231
Lonestar II Generation Holding:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1133% 4/18/26 (d)(e)(j)	10,427,025	10,179,383
Tranche C 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1133% 4/18/26 (d)(e)(j)	1,273,530	1,243,283
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (d)(e)(j)	1,199,116	1,169,738
		30,026,562
Independent Power and Renewable Electricity Producers - 0.1%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (d)(e)(j)	5,688,520	5,496,532

TOTAL UTILITIES		35,523,094

TOTAL BANK LOAN OBLIGATIONS
(Cost $204,437,460)		199,877,573

Preferred Securities - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 7.125% (d)	6,000,000	6,120,000
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (f)(i)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (f)(i)	500,000	10,000

TOTAL FINANCIALS		10,122

TOTAL PREFERRED SECURITIES
(Cost $7,297,768)		6,130,122
	Shares	Value

Money Market Funds - 8.9%
Fidelity Cash Central Fund 0.04% (k)	524,562,564	524,667,476
Fidelity Securities Lending Cash Central Fund 0.04% (k)(l)	30,528,480	30,531,533
TOTAL MONEY MARKET FUNDS
(Cost $555,150,343)		555,199,009
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $5,794,214,438)		6,254,054,063
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(13,397,140)
NET ASSETS - 100%		$6,240,656,923

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,083,366,725 or 17.4% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Level 3 security

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$283,004
Fidelity Securities Lending Cash Central Fund	27,290
Total	$310,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dynex Capital, Inc.	$32,016,448	$--	$--	$2,424,547	$--	$9,843,244	$41,859,692
Dynex Capital, Inc. Series B, 7.625%	3,741,565	--	3,858,875	170,822	21,254	96,056	--
Dynex Capital, Inc. Series C 6.90%	8,492,612	--	--	481,900	--	1,005,705	--
Great Ajax Corp.	14,338,198	--	--	848,316	--	5,971,476	20,309,674
Great Ajax Corp. 7.25%	14,735,752	--	--	831,179	--	886,591	--
iStar Financial, Inc.	34,898,650	14,113,161	--	1,199,752	--	25,170,957	74,182,768
Nexpoint Real Estate Finance, Inc.	6,673,230	--	6,126,676	113,329	(1,847,624)	1,301,070	--
Total	$114,896,455	$14,113,161	$9,985,551	$6,069,845	$(1,826,370)	$44,275,099	$136,352,134

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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